------------------------------------------------
COLONIAL GLOBAL UTILITIES FUND SEMIANNUAL REPORT
------------------------------------------------

APRIL 30, 2000








                               [Graphic Omitted]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

During the six-month period ended April 30, 2000, global stock markets moved in tandem, offering solid growth for much of the period. From early March through the end of the period, however, volatility sent most major markets into negative territory. Utilities, a traditionally defensive sector, performed well overall, led by telecommunications and gas companies that benefited from strong demand.

Colonial Global Utilities Fund maintained its emphasis on a diversified portfolio of high-quality stocks with attractive growth prospects. As industries like telecommunications continued to expand globally, they brought growth potential. We continue to believe that a long-term approach combined with broad diversification among countries remains one of the best strategies for balancing the risks and potential rewards of global investing.

We expect a positive global economic growth environment for the remainder of the Fund's fiscal year, based on the strength in the U.S. economy with support from improved Southeast Asian economies. Prospects in Europe and Latin America are also much improved, and the outlook for Japan is hopeful. The investment environment may be somewhat challenging, however, given actual and anticipated interest rate increases this year. Nonetheless, if our expectations for globalization and resulting growth pan out, a sound investment environment for global utility investing should transpire over the longer-term.

The following report details the strategies employed by your Fund's portfolio managers during the period. For more information, contact your financial advisor or visit us on the Internet at www.libertyfunds.com for updates on the Fund. As always, we thank you for choosing Colonial Global Utilities Fund and for giving us the opportunity to serve your investment needs.

    Sincerely,

/s/ Stephen E. Gibson

    Stephen E. Gibson

President

June 16, 2000

Because market and economic conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue or come to pass.

---------------------------------
  Not FDIC    May lose value
  Insured     No Bank Guarantee
---------------------------------

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

> EARLY MARKET STRENGTH FOR THE UTILITY SECTOR WAS FOLLOWED BY VOLATILITY IN THE LAST WEEKS OF THE SIX-MONTH PERIOD as rising interest rates created a drag on utility stock prices. A few select companies supported the performance of the utilities group.

>  GLOBAL MARKET VOLATILITY NEAR THE END OF PERIOD.
   The reasons were varied, and their effects spilled over from country to country. The Fund gave back most of its early gains, but maintained strong performance in comparison to its benchmark index.

> TELECOMMUNICATIONS AND SELECTED GAS COMPANIES BOASTED STRONGEST GROWTH because of global demand and a favorable supply-demand environment, respectively.


               COLONIAL GLOBAL UTILITIES FUND OUTPERFORMED INDEX
                               11/1/99 - 4/30/00

Colonial Global Utilities Fund,
Class A shares, without sales charge             14.69%
MSCI World Index                                  7.49%
S&P Utility Index                                 8.65%

                                 Total Returns

Past performance is no guarantee of future results. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that tracks the performance of global stocks. S&P Utility Index is an unmanaged index that tracks the performance of domestic utility stocks. Unlike mutual funds, indexes are not investments, do not incur fees or expenses, and are not professionally managed. It is impossible to invest directly in an index.

NET ASSET VALUE PER SHARE ON 4/30/00

Class A                                              $17.57
Class B                                              $17.51
Class C                                              $17.53

DISTRIBUTIONS DECLARED PER SHARE FROM 11/1/99 TO 4/30/00

Class A                                              $1.700
Class B                                              $1.665
Class C                                              $1.665

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

TOP FIVE SECTORS
4/30/00 VS. 10/31/99

                                          FUND AS OF          FUND AS OF
                                           4/30/00             10/31/99
TELECOM/TELEPHONE                            57%                  50%
ELECTRIC                                     19%                  22%
GAS                                          14%                  12%
BROADCASTING                                  3%                   3%
MISCELLANEOUS - MANUFACTURING                 2%                   2%


Unlike sectors in the following financial statements which are based upon standard industrial classifications, sectors on this page are based upon the Advisor's defined criteria as used in the investment process.

Sector breakdowns are calculated as a percentage of the total equity holdings. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold or invest in these sectors in the future.

BOUGHT
--------------------------------------------------------------------------------
Montana Power (2.3% of net assets). This once sleepy power company stumbled onto a winning way to use their existing assets to participate in the communications industry.

RISING INTEREST RATES HURT UTILITY STOCK PRICES
The Fund's Class A total return for the six-month period ended April 30, 2000 was 14.69%, without a sales charge. The S&P Utility Index returned 8.65% for the same period. Although the Fund's performance remained strong throughout the period, most major markets experienced volatility near the period's end and rising interest rates had a negative effect on utility stocks.

TELECOMMUNICATIONS AND GAS COMPANIES OFFERED THE GREATEST GROWTH POTENTIAL
We maintained an overweight position in telecommunications and companies that have telecommunications exposure or provide related products, such as equipment. Although companies in these sectors suffered along with a decline in technology stocks later in the period, we believe these industries boast strong growth potential. Therefore, we expect that much of the portfolio's assets will continue to be allocated to these areas, with selectivity being the key. For example, we own Enron and Williams Companies (4.4% and 1.9% of net assets, respectively), both traditional gas companies that have successfully branched out into the telecommunications business. The stability of the gas operations is a nice counterpart to their telecommunications operations. Other telecommunications holdings include Nokia and Ericsson (3.7% and 4.2% of net assets, respectively). These companies have strong global exposure and growth potential.

Rising gas prices helped holdings such as El Paso Energy and Kinder Morgan (1.9% and 3.0% of net assets, respectively). These companies have been good long-term performers for the portfolio due to excellent managements and strong operations.

Over half of the Fund's holdings are in the U.S., as that is the largest pool of utility stock choices. However, we are sensitive to our diversification and maintained positions in Europe, Asia and Latin America. In emerging markets, we focused on countries exhibiting strength such as Mexico and South Korea and avoided countries such as Peru and Columbia, which are small, illiquid markets.

GLOBALLY DIVERSIFIED COMPANIES ALLOWED FOR STRONG GROWTH
Investing with a global perspective allows us to benefit from companies that operate in multiple economies. Therefore, we focus less on owning companies whose success is captive to the rise and fall of their home-country economy and more on those companies that are driven by the strength of multiple economies, such as AES (3.3% of net assets), a global independent power producer. The company has worldwide diversification and does a good job of managing risk. Another example is Vodafone Airtouch (2.8% of net assets), a global cellular player in Europe and the United States. The company is large and liquid with good management and a strong balance sheet.

A POSITIVE GLOBAL OUTLOOK
We will continue to position the Fund within those utility components we believe have the greatest growth potential. We have a positive outlook for the growth potential of the telecommunications and gas industries and are less optimistic about the electric industry because of challenging regulatory issues and uncertainties arising from industry restructuring. We have positioned holdings accordingly based on this outlook.

World GDP growth is currently stronger than expected which ordinarily should allow for a good investing environment for the Fund through the end of the year. However, there are some threats in the form of additional interest rate increases to ward off inflation pressures in the U.S. Interest rate increases -- and the specter of more to come -- have affected and will continue to affect the financial markets in a negative way. Nonetheless, we are focusing on global growth utilities, and we have positioned the Fund in what we believe are well-managed, quality companies.

/s/ Ophelia Barsketis             /s/ Deborah Jansen


OPHELIA BARSKETIS and DEBORAH JANSEN are co-managers of Colonial Global Utilities Fund and are senior vice presidents of Stein Roe & Farnham Incorporated.

International investing offers significant long-term growth potential, but also involves certain risks. The Fund may be affected by political, business and economic conditions in the countries in which it invests. Additionally, because the Fund focuses on solely utility securities, it may involve special risks due to limited diversification.

TOP 10 HOLDINGS AS OF 4/30/00

Enron                                4.4%
-----------------------------------------
Ericsson                             4.2%
-----------------------------------------
Nokia                                3.7%
-----------------------------------------
Grupo Televisa                       3.4%
-----------------------------------------
AES                                  3.3%
-----------------------------------------
Sonera Group                         3.3%
-----------------------------------------
Sprint                               3.0%
-----------------------------------------
Kinder Morgan                        3.0%
-----------------------------------------
Vodafone                             2.8%
-----------------------------------------
AT&T Wireless                        2.8%
-----------------------------------------

Portfolio holdings are calculated as a percentage of total net assets.

TOP FIVE COUNTRIES AS OF 4/30/00
U.S.                                63.6%
-----------------------------------------
U.K.                                10.3%
-----------------------------------------
Finland                              7.2%
-----------------------------------------
Mexico                               4.4%
-----------------------------------------
Switzerland                          4.3%
-----------------------------------------

Country breakdowns are calculated as a percentage of total investments.

Because the Fund is actively managed, there can be no guarantee that it will continue to hold these securities or invest in these countries in the future.

SOLD
--------------------------------------------------------------------------------
Real Estate Investment Trust holdings (REITs) when we were able to find higher returns in our traditional utility arena. We also sold FPL Group, a Florida electric company, when it became a merger & acquisition play and Telstra Corp., an Australian phone company, when it did not live up to its anticipated growth.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/00

Share Class                      A                 B                   C
Inception                    10/15/91           3/27/95              3/27/95
--------------------------------------------------------------------------------
                         Without   With    Without     With    Without    With
                          Sales    Sales    Sales     Sales     Sales     Sales
                         Charge   Charge    Charge    Charge    Charge    Charge

--------------------------------------------------------------------------------
Six months (cumulative)  14.69%    8.09%    14.15%     9.15%    14.28%    13.28%
--------------------------------------------------------------------------------
1 year                   20.47    13.54     19.53     14.53     19.59     18.59
--------------------------------------------------------------------------------
5 years                  17.56    16.18     16.66     16.45     16.69     16.69
--------------------------------------------------------------------------------
Life of Fund             13.43    12.64     12.91     12.91     12.92     12.92
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/00

Share Class                      A                 B                   C
--------------------------------------------------------------------------------
                         Without   With    Without     With    Without    With
                          Sales    Sales    Sales     Sales     Sales     Sales
                         Charge   Charge    Charge    Charge    Charge    Charge
--------------------------------------------------------------------------------
Six months (cumulative)  33.99%   26.28%    33.39%    28.39%    33.45%    32.45%
--------------------------------------------------------------------------------
1 year                   37.60    29.69     36.47     31.47     36.53     35.53
--------------------------------------------------------------------------------
5 years                  20.23    18.81     19.33     19.14     19.35     19.35
--------------------------------------------------------------------------------
Life of Fund             14.80    14.00     14.29     14.29     14.29     14.29
--------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year
- 2%, sixth year - 1%, thereafter - 0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The Fund initially commenced operations as the Liberty Financial Utilities Fund on 10/15/91. Performance is based, in part, on the performance of the Liberty Financial Utilities Fund, which had a different expense structure than the Fund.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing Fund class) for periods prior to the inception of the newer class shares. Had the expense differential been reflected, the returns for the periods prior to inception of the newer class shares would have been lower.

INVESTMENT PORTFOLIO
April 30,2000 (Unaudited)
(In thousands)

COMMON STOCKS - 93.1%                          COUNTRY     SHARES     VALUE
-------------------------------------------------------------------------------
MANUFACTURING - 10.6%
COMMUNICATIONS EQUIPMENT - 6.0%
Nokia Oyj ADR                                    Fi           134      $  7,621
Tellabs, Inc. (a)                                              83         4,571
                                                                       --------
                                                                         12,192
                                                                       --------
ELECTRONIC & ELECTRICAL EQUIPMENT - 1.8%
Alcatel Alsthom Compagnie Generale                             83         3,758
                                                                       --------
MISCELLANEOUS MANUFACTURING - 2.0%
Tyco International Ltd.                                        87         4,015
                                                                       --------
TOBACCO PRODUCTS - 0.8%
Grupo Carso S.A.,
  Series A-1                                     Mx           492         1,675
                                                                       --------

-------------------------------------------------------------------------------
MINING & ENERGY - 4.4%
OIL & GAS FIELD SERVICES
Enron Corp.                                                   128         8,906
                                                                       --------

-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 78.1%
BROADCASTING - 3.4%
Grupo Televisa SA GDR (a)                        Mx           110         6,946
                                                                       --------
COMMUNICATIONS - 2.4%
Metromedia Fiber Network, Inc.,
  Class A (a)                                                 162         5,014
                                                                       --------
ELECTRIC, GAS, & SANITARY SERVICES - 4.5%
Calpine Corp. (a)                                Mx            56         5,151
Constellation Energy Group                                    120         3,981
                                                                       --------
                                                                          9,132
                                                                       --------
ELECTRIC SERVICES - 14.7%
AES Corp. (a)                                                  76         6,817
Montana Power Co.                                             105         4,622
National Grid Group PLC                          KB           554         4,488
Peco Energy Co.                                               106         4,398
Pinnacle West Capital Corp.                                   128         4,496
Scottish Power PLC                               KB           660         5,266
                                                                       --------
                                                                         30,087
                                                                       --------
GAS SERVICES - 9.1%
Coastal Corp.                                                  94         4,713
El Paso Energy Corp.                                           94         3,974
Kinder Morgan Energy Partners, L.P.                           157         6,135
Williams Companies, Inc.                                      103         3,854
                                                                       --------
                                                                         18,676
                                                                       --------
TELECOMMUNICATION - 44.0%
AT&T Corp.                                                     89         4,176
AT&T Wireless Group (a)                                       180         5,651
BroadWing, Inc. (a)                                           129         3,661
Colt Telecom Group ADR (a)                       KB            29         4,935
Chemical Banking Corp. (a)                                     14         1,995
Cox Communications, Inc. Class A (a)                           83         3,541
Embratel Participacoes S.A. ADR                  Bz            86         1,940
Korea Telecom Corp. ADR                          Ko            81         2,794
Level 3 Communications, Inc. (a)                               38         3,391
Worldcom (a)                                                   87         3,933
NTL, Inc. (a)                                                  49         3,749
Nippon Telegraph & Telephone Corp.               Ja           (c)         1,858
SBC Communications, Inc., Class A                              94         4,101
Sonera Group Oyj                                 Fi           122         6,707
Sprint Corp.                                                  101         6,199
Sprint Corp. (PCS Group) (a)                                   71         3,900
Tele Danmark A/S ADR                             De            54         2,034
Tele Norte Leste Participacoes S.A. ADR          Bz           285         4,573
Telecom Corp. of New Zealand ADR                 NZ           131         4,456
Telefonica de Espana ADR                         Sp            70         4,668
Telefonos de Mexico SA                           Mx            33         1,953
US WEST, Inc.                                                  59         4,164
Vodafone AirTouch PLC ADR                        KB           122         5,722
                                                                       --------
                                                                         90,101
                                                                       --------
TOTAL COMMON STOCKS
  (cost of $142,216)                                                    190,502
                                                                       --------

CONVERTIBLE PREFERRED STOCK - 4.2%
-------------------------------------------------------------------------------
MANUFACTURING - 1.9%
COMMUNICATIONS EQUIPMENT
LM Ericsson Telecommunications, 4.250%
  (cost of $1,116)                               Sw           353         8,602
                                                                       --------
TOTAL INVESTMENTS - 97.3%
  (cost of $143,332) (b)                                                199,104
                                                                       --------

SHORT-TERM OBLIGATIONS - 5.2%                             PAR         VALUE
-------------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd.,
  dated 04/28/00, due 05/01/00 at 5.710%,
  collateralized by U.S. Treasury notes with
  various maturities to 2025, market value
  $10,856 (repurchase proceeds $10,616)                   $10,611      $ 10,611
                                                                       --------

OTHER ASSETS & LIABILITIES, NET - (2.5)%                                 (5,033)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $204,682
                                                                       ========

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------
(a) Non-income producing.
(b) Cost for federal income tax purposes is the same.
(c) Rounds to less than one.

SUMMARY OF SECURITIES
BY COUNTRY                                COUNTRY        VALUE        % OF TOTAL
-------------------------------------------------------------------------------
United States                                           $117,695         59.1
United Kingdom                                KB          20,411         10.3
Mexico                                        Mx          15,725          7.9
Finland                                       Fi          14,328          7.2
Switzerland                                   Sw           8,602          4.3
Brazil                                        Bz           6,513          3.3
Spain                                         Sp           4,688          2.4
New Zealand                                   NZ           4,456          2.2
Korea                                         Ko           2,794          1.4
Denmark                                       De           2,034          1.0
Japan                                         Ja           1,858          0.9
                                                        --------        -----
                                                        $199,104        100.0
                                                        ========        =====

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

       ACRONYM                                   NAME
---------------------              ---------------------------------
         ADR                          American Depositary Receipt
         GDR                           Global Depositary Receipt
         KB                                 British Pounds

See notes to investment portfolio.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
April 30, 2000
(Unaudited)
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $143,332)                                   $199,104
Short-term obligations                                                   10,611
                                                                       --------
                                                                        209,715
Cash including foreign currencies
  (cost of $64)                               $   59
Receivable for:
  Dividends                                      310
  Fund shares sold                               293
  Interest                                         5
Other                                             14                        681
                                              ------                   --------
  Total assets                                                          210,396

LIABILITIES
Payable for:
  Investment purchased                         5,426
  Fund shares repurchased                         40
Accrued:
  Management fee                                  71
  Transfer agent fee                              66
  Administration fee                              44
  Bookkeeping fee                                  7
  Service fee                                      1
  Distribution fee -- Class B                      1
  Deferred Trustees fee                            3
Other                                             55
                                              ------
  Total liabilities                                                       5,714
                                                                       --------
Net Assets                                                             $204,682
                                                                       ========
Net asset value & redemption price per share -- Class A ($189,805/
  10,800)                                                              $  17.57
                                                                       ========
Maximum offering price per share -- Class A ($17.57/0.9425)            $  18.64
                                                                       ========
Net asset value & offering price per share -- Class B ($13,962/797)    $  17.51
                                                                       ========
Net asset value & offering price per share -- Class C ($915/52)        $  17.53
                                                                       ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the Six Months Ended April 30, 2000
(Unaudited)
(In thousands)

INVESTMENT INCOME
Dividends                                                              $  1,468
Interest                                                                    151
                                                                       --------
Total investment income (net of
  nonreclaimable foreign taxes withheld
  at source which amounted to $48)                                        1,619

EXPENSES
Management fee                               $   414
Administrative fee                               259
Service fee                                      259
Distribution fee -- Class B                       40
Distribution fee -- Class C                        4
Transfer agent fee                               298
Bookkeeping fee                                   41
Registration fee                                  23
Audit fee                                         10
Trustees fee                                      10
Reports to shareholders                            8
Legal fee                                          6
Custodian fee                                     13
Other                                            (82)                     1,303
                                             -------                   --------
    Net Investment Income                                                   316

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                                 27,446
  Foreign currency transactions                  (47)
                                             -------
    Net Realized Gain                                                    27,399
Net change in unrealized appreciation/
  depreciation during the period on:
  Investments                                 (1,053)
  Foreign currency transactions                  (11)
                                             -------

    Net Change in Unrealized Appreciation/
      Depreciation                                                       (1,064)
                                                                       --------
    Net Gain                                                             26,335
                                                                       --------
Increase in Net Assets from Operations                                 $ 26,651
                                                                       ========
See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)
                                             (UNAUDITED)
                                          SIX MONTHS ENDED           YEAR ENDED
                                              APRIL 30,              OCTOBER 31,
INCREASE (DECREASE) IN NET ASSETS               2000                    1999
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income                          $    316                $  2,149
Net realized gain                                27,399                  18,754
Net change in unrealized appreciation/
  depreciation                                   (1,064)                  9,378
                                               --------                --------
    Net Increase from Operations                 26,651                  30,281

DISTRIBUTIONS:
From net investment income -- Class A              (511)                 (1,671)
From net realized gains -- Class A              (16,869)                 (6,355)
From net investment income -- Class B                (7)                    (18)
From net realized gains -- Class B                 (766)                   (199)
From net investment income -- Class C                (1)                     (3)
From net realized gains -- Class C                 (117)                    (38)
                                               --------                --------
                                                  8,380                  21,997
                                               --------                --------
FUND SHARE TRANSACTIONS:
Receipts for shares sold -- Class A               4,564                   5,807
Value of distributions reinvested -- Class A     16,842                   7,677
Cost of shares repurchased -- Class A           (14,362)                (25,660)
                                               --------                --------
                                                  7,044                 (12,176)
                                               --------                --------
Receipts for shares sold -- Class B               6,525                   3,058
Value of distributions reinvested -- Class B        734                     194
Cost of shares repurchased -- Class B              (934)                 (1,349)
                                               --------                --------
                                                  6,325                   1,903
                                               --------                --------
Receipts for shares sold -- Class C                 161                     150
Value of distributions reinvested -- Class C        109                      38
Cost of shares repurchased -- Class C              (643)                    (99)
                                               --------                --------
                                                   (373)                     89
                                               --------                --------
    Net Increase (Decrease) from Fund Share
      Transactions                               12,996                 (10,184)
                                               --------                --------
    Total Increase                               21,376                  11,813

NET ASSETS
Beginning of period                             183,306                 171,493
                                               --------                --------
End of period (including undistributed net
  investment income of $129 and $332,
  respectively)                                $204,682                $183,306
                                               ========                ========

NUMBER OF FUND SHARES
Sold -- Class A                                     252                     362
Issued for distributions reinvested -- Class A      989                     493
Repurchased -- Class A                             (796)                 (1,598)
                                               --------                --------
                                                    445                    (743)
                                               --------                --------
Sold -- Class B                                     354                     190
Issued for distributions reinvested -- Class B       43                      13
Repurchased -- Class B                              (51)                    (84)
                                               --------                --------
                                                    346                     119
                                               --------                --------
Sold -- Class C                                       9                       9
Issued for distributions reinvested -- Class C        6                       3
Repurchased -- Class C                              (34)                     (6)
                                               --------                --------
                                                    (19)                      6
                                               --------                --------

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS
In the opinion of management of Colonial Global Utilities Fund (the Fund), a series of Liberty Funds Trust III, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at April 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES

ORGANIZATION
The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open- end management investment company. The Fund's investment objective is to seek current income and long-term growth of capital and income. On February 26, 1999, LFC Utilities Trust (the Portfolio) collapsed into Global Utilities Fund (the
Fund) therefore terminating their master/feeder structure. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000, Class B shares will convert to Class A shares as follows:

                                              CONVERTS TO
ORIGINAL PURCHASE                            CLASS A SHARES
-----------------                            --------------
Less than $250,000                              8 years
$250,000 to less than $500,000                  4 years
$500,000 to less than $1,000,000                3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than the Class B and Class C distribution fees) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using the average shares outstanding during the period. In addition, Class B and Class C net investment income per share data reflects the distribution fee applicable to Class B and Class C shares only.

Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS
Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends, interest income, and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS
The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER
Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received. Interest income is recorded on the accrual basis.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE
Stein Roe & Farnham Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.40% annually of the Fund's average net assets.

ADMINISTRATIVE FEE
Colonial Management Associates, Inc. (the Administrator), an affiliate of the Advisor, provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average net assets.

BOOKKEEPING FEE
The Administrator provides bookkeeping and pricing services for $27,000 per year plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. During the year ended April 30, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $8,680 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $4, $7,622 and $158 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the six months ended April 30, 2000, purchases and sales of investments, other than short-term obligations, were $92,686,940, and $95,751,134, respectively.

Unrealized appreciation (depreciation) at April 30, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

    Gross unrealized appreciation                               $62,593,572
    Gross unrealized depreciation                                (6,821,286)
                                                                -----------
        Net unrealized appreciation                             $55,772,286
                                                                ===========

OTHER
The Fund concentrates its investments in utility securities, subjecting it to greater risk than a fund that is more diversified.

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

NOTE 5. LINE OF CREDIT
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended April 30, 2000.

NOTE 6. COMPOSITION OF NET ASSETS

Capital paid in                                        $121,576
Undistributed net investment income                         129
Accumulated net realized gain                            27,240
Net unrealized appreciation (depreciation) on:
  Investments                                            55,772
  Foreign currency transactions                             (35)
                                                       --------
                                                       $204,682
                                                       ========

NOTE 7. OTHER RELATED PARTY TRANSACTIONS
At April 30, 2000, the Fund had one shareholder, Colonial Management Associates who owned greater than 5% of the Fund's shares outstanding.

------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                 (UNAUDITED)
                                                                       SIX MONTHS ENDED APRIL 30, 2000
                                                           ---------------------------------------------------------
                                                            CLASS A                 CLASS B                CLASS C
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  16.850              $  16.840              $  16.840
                                                             ---------              ---------              ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)                                 0.032                 (0.036)                (0.035)
Net realized and unrealized gain                                 2.388                  2.371                  2.390
                                                             ---------              ---------              ---------
    Total from Investment Operations                             2.420                  2.335                  2.355
                                                             ---------              ---------              ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                      (0.050)                (0.015)                (0.015)
From net realized gains                                         (1.650)                (1.650)                (1.650)
                                                             ---------              ---------              ---------
    Total Distributions Declared to Shareholders                (1.700)                (1.665)                (1.665)
                                                             ---------              ---------              ---------
NET ASSET VALUE, END OF PERIOD                               $  17.570              $  17.510              $  17.530
                                                             =========              =========              =========
Total return (b) (c)                                            14.69%                 14.15%                 14.28%
                                                             =========              =========              =========
RATIOS TO AVERAGE NET ASSETS
Expenses (d)(e)(f)                                               1.26%                  2.01%                  2.01%
Net investment income (loss) (d)(e)(f)                           0.31%                (0.44)%                (0.44)%
Portfolio turnover (c)                                             47%                    47%                    47%
Net assets at end of period (000)                             $189,805                $13,962                 $  915

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e) Annualized.
(f) During the period ended April 30, 2000, the Fund experienced a one-time reduction in its expenses of four basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current period without the reduction.

                                      YEAR ENDED OCTOBER 31, 1999                            YEAR ENDED OCTOBER 31, 1998
                                ------------------------------------------          -----------------------------------------
                                 CLASS A          CLASS B         CLASS C            CLASS A           CLASS B        CLASS C
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                         $ 14.920         $ 14.910        $ 14.920           $ 13.720          $ 13.720       $ 13.720
                                 --------         --------        --------           --------          --------       --------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income (a)(b)        0.195            0.075           0.075              0.234             0.123          0.123
Net realized and unrealized
  gain                              2.470            2.479           2.469              2.134             2.124          2.134
                                 --------         --------        --------           --------          --------       --------
    Total from Investment
      Operations                    2.665            2.554           2.544              2.368             2.247          2.257
                                 --------         --------        --------           --------          --------       --------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS
From net investment income         (0.155)          (0.044)         (0.044)            (0.248)           (0.137)        (0.137)
From net realized gains            (0.580)          (0.580)         (0.580)            (0.920)           (0.920)        (0.920)
                                 --------         --------        --------           --------          --------       --------
    Total Distributions Declared
      to Shareholders              (0.735)          (0.624)         (0.624)            (1.168)           (1.057)        (1.057)
                                 --------         --------        --------           --------          --------       --------
NET ASSET VALUE, END OF PERIOD   $ 16.850         $ 16.840        $ 16.840           $ 14.920          $ 14.910       $ 14.920
                                 ========         ========        ========           ========          ========       ========
Total return (c)                   18.31%           17.50%          17.42%             18.09%            17.12%         17.20%
                                 ========         ========        ========           ========          ========       ========
RATIOS TO AVERAGE NET ASSETS
Expenses (b)(d)                     1.33%            2.08%           2.08%              1.30%             2.05%          2.05%
Net investment income (b)(d)        1.21%            0.46%           0.46%              1.58%             0.83%          0.83%
Portfolio turnover                    43%              43%             43%                48%(e)            48%(e)         48%(e)
Net assets at end of period
  (000)                          $174,521         $  7,594        $  1,191           $165,566          $  4,957       $    970

(a) Per share data was calculated using average shares outstanding during the period.
(b) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of LFC Utilities Trust prior to the termination of their master/feeder fund structure on February 26, 1999.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e) Portfolio turnover disclosed is for LFC Utilities Trust.

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                       YEAR ENDED OCTOBER 31, 1997                           YEAR ENDED OCTOBER 31, 1996
                                 ------------------------------------------          ------------------------------------------
                                 CLASS A          CLASS B         CLASS C(a)          CLASS A           CLASS B       CLASS C(a)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                          $ 12.000         $ 12.010        $ 12.000           $ 11.080          $ 11.080      $ 11.080
                                  --------         --------        --------           --------          --------      --------
INCOME FFROM INVESTMENT
  OPERATIONS
Net investment income (b)(c)         0.328            0.225           0.225              0.427             0.340         0.340
Net realized and unrealized
  gain                               1.740            1.732           1.742              0.878             0.889         0.879
                                  --------         --------        --------           --------          --------      --------
    Total from Investment
      Operations                     2.068            1.957           1.967              1.305             1.229         1.219
                                  --------         --------        --------           --------          --------      --------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS
From net investment income          (0.348)          (0.247)         (0.247)            (0.385)           (0.299)       (0.299)
                                  --------         --------        --------           --------          --------      --------
NET ASSET VALUE, END OF PERIOD    $ 13.720         $ 13.720        $ 13.720           $ 12.000          $ 20.010      $ 12.000
                                  ========         ========        ========           ========          ========      ========
Total return (d)                    17.40%           16.43%          16.53%             11.99%            11.25%        11.16%
                                  ========         ========        ========           ========          ========      ========
RATIOS TO AVERAGE NET ASSETS
Expenses (c)(e)                      1.31%            2.06%           2.06%              1.38%             2.13%         2.13%
Net investment income (c)(e)         2.46%            1.71%           1.71%              3.70%             2.95%         2.95%
Portfolio turnover (f)                 48%              48%             48%                34%               34%           34%
Net assets at end of period
  (000)                           $162,267         $  3,243        $    818           $169,840          $  1,538      $    584

(a) Effective July 1, 1997, Class D shares were redesignated Class C shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of LFC Utilities Trust.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f) Portfolio turnover disclosed is for LFC Utilities Trust.

                                                                      YEAR ENDED OCTOBER 31, 1995
                                                          ------------------------------------------------------
                                                             CLASS A            CLASS B(d)          CLASS C(b)(d)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 10.610              $ 10.420              $ 10.420
                                                            --------              --------              --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)(c)(d)                                0.536                 0.248                 0.248
Net realized and unrealized gain                               0.520                 0.665                 0.665
                                                            --------              --------              --------
    Total from Investment Operations                           1.056                 0.913                 0.913
                                                            --------              --------              --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                    (0.517)               (0.253)               (0.253)
From net realized gains                                       (0.069)                  --                    --
                                                            --------              --------              --------
  Total Distributions Declared to Shareholders                (0.586)               (0.253)               (0.253)
                                                            --------              --------              --------
NET ASSET VALUE, END OF PERIOD                              $ 11.080              $ 11.080              $ 11.080
                                                            ========              ========              ========
Total return (f)(g)                                           10.32%                 8.82%(h)              8.82%(h)
                                                            ========              ========              ========
RATIOS TO AVERAGE NET ASSETS
Expenses (d)(k)                                                1.29%                 2.05%(i)              2.05%(i)
Net investment income (d)(k)                                   5.14%                 3.73%(i)              3.73%(i)
Fees and expenses waived or borne by Liberty
Securities and LFC Utilities Trust                             0.03%                 0.02%(i)              0.02%(i)
Portfolio turnover (j)                                           46%                   46%                   46%
Net assets at end of period (000)                           $211,916              $    745              $    307

(a) Net of fees and expenses waived or borne by Liberty
    Securities which amounted to:                           $  0.002                    --                    --

(b) Effective July 1, 1997, Class D shares were redesignated Class C shares.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of LFC Utilities Trust.
(e) Class B and Class C shares were initially offered on March 27, 1995. Per share data reflects activity from that date.
(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(g) Total return would have been lower had Liberty Securities and LFC Utilities Trust not waived certain expenses.
(h) Not annualized.
(i) Annualized.
(j) Portfolio turnover disclosed is for LFC Utilities Trust.
(k) The benefits derived from custody credits and directed brokerage arrangements had no impact.

TRUSTEES & TRANSFER AGENT

--------------------------------------------------------------------------------
TOM BLEASDALE

Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)



--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Global Utilities Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Global Utilities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.


SEMIANNUAL REPORT:
COLONIAL GLOBAL UTILITIES FUND

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

--------------------------------------------------------------------------------
L I B E R T Y
---------------
      F U N D S
--------------------------------------------------------------------------------

ALL-STAR       INSTITUTIONAL MONEY MANAGEMENT APPROACH FOR INDIVIDUAL INVESTORS.

COLONIAL       FIXED INCOME AND VALUE STYLE EQUITY INVESTING.

CRABBE         A CONTRARIAN APPROACH TO FIXED INCOME AND EQUITY INVESTING.
HUSON

NEWPORT        A LEADER IN INTERNATIONAL INVESTING.(SM)

STEIN ROE      SOLUTIONS FOR GROWTH AND INCOME INVESTING.
ADVISOR

KEYPORT        A LEADING PROVIDER OF INNOVATIVE ANNUITY PRODUCTS.
[GRAPHIC
 OMITTED]
--------------------------------------------------------------------------------

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

------------------------------------------------
COLONIAL GLOBAL UTILITIES FUND SEMIANNUAL REPORT
------------------------------------------------

[logo] L I B E R T Y                                             --------------
       ---------------                                              BULK RATE
             F U N D S                                             U.S. POSTAGE
                                                                      PAID
ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR  HOLLISTON, MA
                                                                  PERMIT NO. 20
                                                                 ---------------
     Liberty Funds Distributor, Inc. (C)2000
     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
     www.libertyfunds.com


                                                 733-03/345B-0500 (6/00) 00/944